INVESTMENT MANAGERS SERIES TRUST II

235 West Galena Street

Milwaukee, Wisconsin 53212

December 12, 2022

Securities and Exchange Commission

100 F Street, NE
Washington, DC 20549

Attention: Division of Investment Management

Re:	Investment Managers Series Trust II (the “Registrant”) File No. 333-191476 and 811-22894 on behalf of the AXS Dynamic Opportunity Fund and AXS Tactical Income Fund

Dear Sir or Madam:

On behalf of the Registrant, the Registrant is filing Post-Effective Amendment No. 373  to its Registration Statement on Form N-1A pursuant to Rule 485(a)(2) for purposes of creating two new series of the Trust, the AXS Dynamic Opportunity Fund and AXS Tactical Income Fund.

Please direct your comments regarding this Post-Effective Amendment to the undersigned at (626) 385-5777. I may also be reached at diane.drake@mfac-ca.com.

Sincerely,

/s/ Diane J. Drake

Diane Drake

Secretary